Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002883
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class C
C000034314
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class I
C000002882
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class A
MSCI EAFE Index
Account Value [Line Items]
Account Value	$ 10,000	$ 17,424	$ 16,697	$ 14,049	$ 16,338	$ 14,616	$ 13,499	$ 11,005	$ 12,702	$ 10,111	$ 9,961
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	10,000	18,278	17,857	15,137	19,579	17,546	14,784	11,511	13,153	10,169	10,447
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	10,000	15,841	15,197	13,035	16,973	15,675	13,573	10,853	12,729	9,877	9,869
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	10,000	18,278	17,857	15,137	19,579	17,546	14,784	11,511	13,153	10,169	10,447
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	10,000	15,841	15,197	13,035	16,973	15,675	13,573	10,853	12,729	9,877	9,869
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	10,000	18,278	17,857	15,137	19,579	17,546	14,784	11,511	13,153	10,169	10,447
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	10,000	15,841	15,197	13,035	16,973	15,675	13,573	10,853	12,729	9,877	9,869
MSCI EAFE Growth Index
Account Value [Line Items]
Account Value	10,000	18,278	17,857	15,137	19,579	17,546	14,784	11,511	13,153	10,169	10,447
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	$ 10,000	$ 15,841	$ 15,197	$ 13,035	$ 16,973	$ 15,675	$ 13,573	$ 10,853	$ 12,729	$ 9,877	$ 9,869